Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Jul. 31, 2024	Oct. 31, 2023
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	$ 180,441	$ 190,151
Investment securities	250,744	219,579
Residential mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	16,394	14,345
Investment securities	26,766	24,365
Commercial mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	0	0
Investment securities	$ 2,421	$ 2,618